UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2111
                                   ------------


                             AXP GROWTH SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:   10/31
                         --------------

                               AXP(R) GROWTH FUND

                           A FEEDER FUND INVESTING IN

                                GROWTH PORTFOLIO

                       PORTFOLIO HOLDINGS AT OCT. 31, 2004

Investments in Securities

Growth Portfolio

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.5%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.7%)
Lockheed Martin                               936,000           $51,564,240

Banks and savings & loans (2.1%)
Commerce Bancorp                              421,000            24,940,040
Investors Financial Services                  647,100            24,906,879
US Bancorp                                    492,500            14,090,425
Total                                                            63,937,344

Beverages & tobacco (3.2%)
Altria Group                                  581,000            28,155,260
Coca-Cola                                     382,500            15,552,450
PepsiCo                                     1,079,600            53,526,568
Total                                                            97,234,278

Cable (10.1%)
Comcast Special Cl A                          524,400(b)         15,228,576
Cox Communications Cl A                       184,000(b)          6,336,960
NTL                                         3,854,996(b)        256,395,784
Telewest Global                             2,226,050(b,c)       27,380,415
Total                                                           305,341,735

Cellular telecommunications (11.2%)
Nextel Communications Cl A                  5,586,700(b)        147,991,682
Telesystem Intl Wireless                    3,555,200(b,c)       38,929,440
Vodafone Group ADR                          3,450,000(c)         88,975,500
Western Wireless Cl A                       2,125,800(b)         61,945,812
Total                                                           337,842,434

Computer hardware (3.0%)
Cisco Systems                               2,430,000(b)         46,680,300
Dell                                        1,116,500(b)         39,144,490
Gateway                                     1,146,750(b)          6,708,488
Total                                                            92,533,278

Computer software & services (2.3%)
Affiliated Computer
  Services Cl A                               164,900(b)          8,995,295
Microsoft                                   1,646,800            46,093,932
Oracle                                        619,300(b)          7,840,338
VERITAS Software                              386,700(b)          8,460,996
Total                                                            71,390,561

Electronics (5.3%)
Analog Devices                                439,700            17,702,322
ASML Holding                                  342,800(b,c)        4,884,900
Broadcom Cl A                                 434,200(b)         11,745,110
Intel                                       2,399,500            53,412,870
Linear Technology                             387,400            14,674,712
Micron Technology                           1,102,500(b)         13,428,450
Novellus Systems                              211,000(b)          5,467,010
Semtech                                       304,000(b)          6,347,520
Taiwan Semiconductor
  Manufacturing ADR                           730,500(c)          5,529,885
Texas Instruments                           1,161,100            28,388,895
Total                                                           161,581,674

Energy (1.9%)
ChevronTexaco                                 515,000            27,325,900
ConocoPhillips                                304,000            25,630,240
PetroKazakhstan Cl A                          135,500(c)          4,999,950
Total                                                            57,956,090

Energy equipment & services (2.2%)
Halliburton                                 1,006,000            37,262,240
Schlumberger                                  282,000            17,749,080
Transocean                                    187,300(b)          6,602,325
Weatherford Intl                               79,600(b)          4,159,896
Total                                                            65,773,541

Finance companies (0.8%)
Citigroup                                     558,000            24,758,460

Financial services (3.1%)
Capital One Financial                         139,000            10,252,640
Countrywide Financial                         228,500             7,296,005
Fannie Mae                                    644,900            45,239,735
Freddie Mac                                   477,100            31,774,860
Total                                                            94,563,240

Food (1.1%)
HJ Heinz                                      301,700            10,966,795
Kellogg                                       555,500            23,886,500
Total                                                            34,853,295

Health care products (17.9%)
Amgen                                         210,500(b)         11,956,400
Baxter Intl                                 1,280,800            39,397,408
Biogen Idec                                   981,000(b)         57,054,960
Bristol-Myers Squibb                          713,800            16,724,334
Elan ADR                                      860,300(b,c,d)     22,195,740
Genentech                                     321,250(b)         14,626,513
GlaxoSmithKline ADR                           247,500(c)         10,494,000
Guidant                                        58,000             3,863,960
Johnson & Johnson                           1,638,500            95,655,630
Medco Health Solutions                      1,417,500(b)         48,067,425
Medtronic                                     373,000            19,064,030
Merck & Co                                  1,063,100            33,285,661
Novartis ADR                                  453,500(c)         21,772,535
OSI Pharmaceuticals                           335,500(b)         21,800,790
Pfizer                                      3,558,400           103,015,679
Schering-Plough                             1,280,200            23,184,422
Total                                                           542,159,487

Health care services (5.3%)
Aetna                                         307,550            29,217,250
AmerisourceBergen                             200,100            11,013,504
Cardinal Health                               107,200             5,011,600
Fisher Scientific Intl                        319,750(b,d)       18,340,860
HCA                                           487,200            17,894,856
Healthsouth                                 7,235,500(b,d)       39,578,185
Hospira                                       331,600(b)         10,581,356
Lincare Holdings                               33,500(b)          1,231,460
Magellan Health Services                      270,700(b)         10,124,180
McKesson                                      360,000             9,597,600
Tenet Healthcare                              832,300(b)          8,922,256
Total                                                           161,513,107

Household products (3.8%)
Colgate-Palmolive                             332,000            14,813,840
Gillette                                    1,408,000            58,403,840
Procter & Gamble                              849,000            43,451,820
Total                                                           116,669,500

See accompanying notes to investments in securities.

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1   ---   AXP GROWTH FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Insurance (3.4%)
ACE                                           817,500(c)        $31,114,050
Allstate                                      230,500            11,084,745
American Intl Group                           450,000            27,319,500
Chubb                                         243,000            17,527,590
Prudential Financial                          191,600             8,903,652
Willis Group Holdings                         229,400(c)          8,246,930
Total                                                           104,196,467

Leisure time & entertainment (0.5%)
Blockbuster Cl A                               22,114               150,376
Blockbuster Cl B                               22,114(b)            143,299
Viacom Cl B                                   446,912            16,307,819
Total                                                            16,601,494

Media (0.9%)
Walt Disney                                 1,118,800            28,216,136

Metals (0.2%)
Apex Silver Mines                             155,000(b,c)        2,907,800
Royal Gold                                    216,000(d)          3,458,160
Total                                                             6,365,960

Precious metals (3.5%)
Barrick Gold                                  309,000(c,d)        6,955,590
Coeur d'Alene Mines                         5,142,100(b,d)       25,453,395
Glamis Gold                                   169,500(b,c)        3,361,185
Newmont Mining                              1,282,000            60,920,640
Stillwater Mining                             809,500(b)         10,005,420
Total                                                           106,696,230

Retail -- general (3.4%)
Dollar General                                320,000             6,160,000
Home Depot                                    318,400            13,079,872
Target                                        324,500            16,231,490
Wal-Mart Stores                             1,241,500            66,941,680
Total                                                           102,413,042

Retail -- grocery (0.1%)
Safeway                                       141,500(b)          2,580,960

Telecom equipment & services (6.7%)
CIENA                                       5,234,500(b)         12,929,215
Hutchison Telecommunications
  Intl ADR                                  1,092,700(b,c)       11,036,270
Indonesian Satellite                       12,009,500(c)          6,249,437
Motorola                                    2,735,700            47,218,182
MTN Group                                   1,615,500(c)          8,828,014
Nextel Partners Cl A                        2,635,700(b)         44,385,188
Nokia ADR                                   4,600,500(c)         70,939,710
Total                                                           201,586,016

Utilities -- natural gas (--%)
Kinder Morgan Management LLC                       --(b)                 13

Utilities -- telephone (0.8%)
Citizens Communications                       488,500             6,545,900
Verizon Communications                        486,300            19,014,330
Total                                                            25,560,230

Total common stocks
(Cost: $2,662,751,485)                                       $2,873,888,812

Options purchased (0.4%)
Issuer        Contracts         Exercise     Expiration            Value(a)
                                  price         date

Puts
Russell 2000
  IShares      25,425              $105       Nov. 2004            $572,063
Russell 2000
  IShares      32,800               110       Nov. 2004           1,968,000
S&P 500
  Index         2,440             1,080       Nov. 2004             988,200
S&P 500
  Index         2,115             1,075       June 2005           7,233,300

Total options purchased
(Cost: $31,835,121)                                             $10,761,563

Short-term securities (5.5%)(e)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (3.6%)
Federal Natl Mtge Assn Disc Nts
  11-17-04                1.77%            $3,200,000            $3,197,011
  11-24-04                1.83             16,100,000            16,078,721
  12-09-04                1.85             15,000,000            14,968,396
  12-13-04                1.85              8,600,000             8,580,123
  12-14-04                1.83              7,100,000             7,083,402
  01-05-05                1.86             61,200,000            60,985,617
Total                                                           110,893,270

Commercial paper (1.9%)
Bear Stearns Companies
  12-15-04                1.99              6,100,000             6,084,232
Credit Suisse First Boston NY
  11-22-04                1.77              8,700,000             8,689,731
Greyhawk Funding LLC
  11-03-04                1.79              9,600,000             9,597,613
Jupiter Securitization
  11-05-04                1.79                900,000               899,687
Kitty Hawk Funding Corp
  12-13-04                1.94             18,900,000            18,854,167
Pacific Life Insurance
  11-01-04                1.85             13,700,000            13,697,888
Total                                                            57,823,318

Total short-term securities
(Cost: $168,707,421)                                           $168,716,588

Total investments in securities
(Cost: $2,863,294,027)(f)                                    $3,053,366,963

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 12.3% of net assets.

(d)  At Oct. 31, 2004, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.6% of net assets. 3.9% of the net assets is the Portfolio's cash equivalent position.

(f) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $2,863,294,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $274,055,000
     Unrealized depreciation                                    (83,982,000)
                                                                -----------
     Net unrealized appreciation                               $190,073,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   ---   AXP GROWTH FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6455-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                          AXP(R) LARGE CAP EQUITY FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Large Cap Equity Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.0%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.7%)
Empresa Brasileira de
  Aeronautica ADR                             409,000(c)        $10,854,860
Lockheed Martin                               162,525             8,953,502
Northrop Grumman                              222,728            11,526,174
Total                                                            31,334,536

Banks and savings & loans (6.1%)
Bank of America                               835,400            37,417,565
Commerce Bancorp                              172,400            10,212,976
Investors Financial Services                  270,300            10,403,847
State Street                                   40,200             1,811,010
US Bancorp                                    405,700            11,607,077
Wachovia                                      283,700            13,960,877
Washington Mutual                             114,900             4,447,779
Wells Fargo & Co                              297,600            17,772,672
Total                                                           107,633,803

Beverages & tobacco (4.2%)
Altria Group                                  232,600            11,271,796
Coca-Cola                                     227,050             9,231,853
Coca-Cola Enterprises                         660,100            13,802,691
PepsiCo                                       816,524            40,483,260
Total                                                            74,789,600

Broker dealers (2.2%)
Franklin Resources                             49,000             2,970,380
JPMorgan Chase & Co                           686,600            26,502,760
Morgan Stanley                                184,600             9,431,214
Total                                                            38,904,354

Cable (1.9%)
Comcast Special Cl A                          312,700(b)          9,080,808
NTL                                           314,369(b)         20,908,682
Telewest Global                               380,300(b,c)        4,677,690
Total                                                            34,667,180

Cellular telecommunications (3.7%)
Nextel Communications Cl A                  1,016,000(b)         26,913,840
Telesystem Intl Wireless                      313,200(b,c)        3,429,540
Vodafone Group ADR                            983,400(c)         25,361,886
Western Wireless Cl A                         391,600(b)         11,411,224
Total                                                            67,116,490

Chemicals (0.9%)
Dow Chemical                                  373,545            16,787,112

Computer hardware (2.8%)
Cisco Systems                                 867,900(b)         16,672,359
Dell                                          654,100(b)         22,932,746
EMC                                           702,700(b)          9,043,749
Gateway                                       355,750(b)          2,081,138
Total                                                            50,729,992

Computer software & services (4.0%)
Affiliated Computer
  Services Cl A                               263,900(b)         14,395,745
Citrix Systems                                178,500(b)          4,307,205
Juniper Networks                              220,800(b)          5,875,488
Macromedia                                    122,400(b)          3,321,936
Microsoft                                     647,300            18,117,927
Oracle                                      1,405,400(b)         17,792,364
Paychex                                       178,200             5,843,891
VERITAS Software                              122,100(b)          2,671,548
Total                                                            72,326,104

Electronics (3.3%)
Analog Devices                                 93,800             3,776,388
ASML Holding                                  191,100(b,c)        2,723,175
Broadcom Cl A                                 321,600(b)          8,699,280
Intel                                         703,900            15,668,814
Linear Technology                              96,900             3,670,572
Micron Technology                             776,200(b)          9,454,116
Texas Instruments                             616,300            15,068,535
Total                                                            59,060,880

Energy (6.0%)
ChevronTexaco                                 553,100            29,347,486
ConocoPhillips                                148,773            12,543,052
Exxon Mobil                                 1,301,746            64,071,938
Total                                                           105,962,476

Finance companies (4.3%)
Citigroup                                   1,741,508            77,270,710

Financial services (3.8%)
Capital One Financial                         146,800            10,827,968
Countrywide Financial                         560,996            17,912,602
Fannie Mae                                    573,697            40,244,845
Total                                                            68,985,415

Health care products (11.0%)
Baxter Intl                                   258,100             7,939,156
Biogen Idec                                   210,400(b)         12,236,864
Bristol-Myers Squibb                          354,300             8,301,249
Elan ADR                                      625,100(b,c)       16,127,580
Genentech                                     289,924(b)         13,200,240
Guidant                                       124,800             8,314,176
Johnson & Johnson                             289,550            16,903,929
Medco Health Solutions                        742,200(b)         25,168,002
Merck & Co                                    536,300            16,791,553
Momenta Pharmaceuticals                       144,950(b)          1,187,141
Novartis ADR                                  708,650(c)         34,022,286
OSI Pharmaceuticals                            65,200(b)          4,236,696
Pfizer                                      1,091,300            31,593,134
Total                                                           196,022,006

Health care services (4.8%)
Aetna                                          90,900             8,635,500
Cardinal Health                               137,200             6,414,100
Caremark Rx                                   257,800(b)          7,726,266
Fisher Scientific Intl                        143,800(b)          8,248,368
HCA                                           527,200            19,364,056
Healthsouth                                   795,000(b)          4,348,650
Hospira                                       223,100(b)          7,119,121

See accompanying notes to investments in securities.

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1 -- AXP LARGE CAP EQUITY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Health care services (cont.)
Lincare Holdings                               24,100(b)           $885,916
Magellan Health Services                      145,500(b)          5,441,700
McKesson                                      325,066             8,666,260
Tenet Healthcare                              835,000(b)          8,951,200
Total                                                            85,801,137

Household products (3.7%)
Colgate-Palmolive                             613,700            27,383,294
Gillette                                      642,900            26,667,492
Procter & Gamble                              254,208            13,010,365
Total                                                            67,061,151

Insurance (4.9%)
ACE                                           483,447(c)         18,399,993
Allstate                                      149,200             7,175,028
American Intl Group                           501,094            30,421,417
Chubb                                         240,900            17,376,117
Prudential Financial                           96,300             4,475,061
Willis Group Holdings                         246,300(c)          8,854,485
Total                                                            86,702,101

Investment companies (1.8%)
iShares Dow Jones U.S.
  Utilities Sector Index Fund                  74,100             4,780,932
Utilities Select Sector
  SPDR Fund                                 1,066,800            28,024,836
Total                                                            32,805,768

Leisure time & entertainment (1.5%)
Blockbuster Cl A                               92,396               628,293
Blockbuster Cl B                               92,396               598,726
Mattel                                        302,700             5,300,277
Multimedia Games                              244,600(b)          3,228,720
Viacom Cl B                                   386,418            14,100,393
WMS Inds                                      103,700(b)          3,033,225
Total                                                            26,889,634

Lodging & gaming (0.2%)
GTECH Holdings                                185,300             4,386,051

Machinery (0.8%)
Caterpillar                                   113,556             9,145,800
Ingersoll-Rand Cl A                            76,600(c)          5,242,504
Total                                                            14,388,304

Media (3.8%)
Cendant                                     2,902,335            59,759,078
Walt Disney                                   364,600             9,195,212
Total                                                            68,954,290

Metals (0.3%)
Phelps Dodge                                   56,000             4,902,240

Multi-industry (3.4%)
General Electric                            1,437,556            49,049,411
Tyco Intl                                     406,600(c)         12,665,590
Total                                                            61,715,001

Paper & packaging (0.4%)
Weyerhaeuser                                  104,200             6,527,088

Precious metals (0.3%)
Freeport-McMoRan
  Copper & Gold Cl B                          148,741             5,387,399

Restaurants (0.3%)
Domino's Pizza                                312,600(b)          5,126,640

Retail -- drugstores (0.3%)
CVS                                           106,000             4,606,760

Retail -- general (4.3%)
Dollar General                                393,000             7,565,250
Family Dollar Stores                          169,900             5,020,545
Home Depot                                    116,300             4,777,604
Lowe's Companies                               83,200             4,682,496
Target                                        213,100            10,659,262
Wal-Mart Stores                               823,100            44,381,552
Total                                                            77,086,709

Telecom equipment & services (3.9%)
CIENA                                       1,450,900(b)          3,583,723
Hutchison Telecommunications
  Intl ADR                                    502,500(b,c)        5,075,250
Indonesian Satellite                        3,579,500(c)          1,862,680
Motorola                                      930,900            16,067,334
Nextel Partners Cl A                          285,000(b)          4,799,400
Nokia ADR                                   2,503,300(c)         38,600,886
Total                                                            69,989,273

Utilities -- electric (2.8%)
American Electric Power                       113,400             3,734,262
Entergy                                       218,300            14,268,088
Exelon                                        239,400             9,485,028
FPL Group                                      53,600             3,693,040
PPL                                           147,400             7,664,800
Southern Co                                   348,900            11,021,751
Total                                                            49,866,969

Utilities -- telephone (2.6%)
AT&T                                          591,000            10,112,010
Citizens Communications                       683,900             9,164,260
Verizon Communications                        699,500            27,350,450
Total                                                            46,626,720

Total common stocks
(Cost: $1,705,340,335)                                       $1,720,413,893

Short-term securities (3.9%)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (2.4%)
Federal Home Loan Bank Disc Nt
  12-17-04                1.92%           $11,700,000           $11,669,572
Federal Home Loan Mtge Disc Nt
  01-04-05                1.86              7,000,000             6,975,857
Federal Natl Mtge Assn Disc Nts
  11-03-04                1.68             11,500,000            11,497,317
  12-09-04                1.85              2,900,000             2,893,890
  12-20-04                1.88              7,900,000             7,878,661
  12-22-04                1.79              2,300,000             2,293,833
Total                                                            43,209,130

Commercial paper (1.5%)
CRC Funding LLC
  11-01-04                1.86              5,800,000             5,799,101
Delaware Funding LLC
  11-23-04                1.85              6,400,000             6,391,777
Falcon Asset Securitization
  11-17-04                1.85              4,200,000             4,195,899
Greyhawk Funding LLC
  11-23-04                1.82              5,000,000             4,993,681
Morgan Stanley
  12-07-04                1.95              5,000,000             4,989,438
Total                                                            26,369,896

Total short-term securities
(Cost: $69,581,362)                                             $69,579,026

Total investments in securities
(Cost: $1,774,921,697)(d)                                    $1,789,992,919

See accompanying notes to investments in securities.

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2 -- AXP LARGE CAP EQUITY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 10.5% of net assets.

(d) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $1,774,922,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 78,469,000
     Unrealized depreciation                                    (63,398,000)
                                                                -----------
     Net unrealized appreciation                               $ 15,071,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP LARGE CAP EQUITY FUND   ---   PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6244-80 A (12/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) LARGE CAP VALUE FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Large Cap Value Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (91.9%)
Issuer                                         Shares              Value(a)

Aerospace & defense (3.2%)
Boeing                                         12,855              $641,465
Empresa Brasileira
  de Aeronautica ADR                           23,832(c)            632,501
General Dynamics                                4,779               488,031
Lockheed Martin                                12,190               671,547
Northrop Grumman                               19,532             1,010,781
United Technologies                             8,385               778,296
Total                                                             4,222,621

Automotive & related (0.4%)
General Motors                                 12,184               469,693

Banks and savings & loans (9.9%)
Bank of America                                91,820             4,112,619
Bank of New York                               21,001               681,692
Commerce Bancorp                                4,700               278,428
Investors Financial Services                   11,925               458,993
PNC Financial Services Group                   10,884               569,233
Regions Financial                              18,837               660,802
SouthTrust                                      5,900               257,063
State Street                                    9,950               448,248
US Bancorp                                     52,950             1,514,900
Wachovia                                       21,687             1,067,217
Washington Mutual                              30,301             1,172,952
Wells Fargo & Co                               29,563             1,765,502
Total                                                            12,987,649

Beverages & tobacco (3.7%)
Altria Group                                   44,184             2,141,157
Coca-Cola                                      19,165               779,249
Coca-Cola Enterprises                          30,600               639,846
PepsiCo                                        24,704             1,224,824
Total                                                             4,785,076

Broker dealers (5.1%)
Franklin Resources                              4,393               266,304
JPMorgan Chase & Co                            78,924             3,046,466
Merrill Lynch & Co                             29,719             1,603,043
Morgan Stanley                                 33,756             1,724,594
Total                                                             6,640,407

Building materials & construction (0.7%)
American Standard Companies                     9,545(b)            349,061
Masco                                          14,684               503,073
Total                                                               852,134

Cable (2.0%)
Comcast Cl A                                   18,255(b)            538,523
Comcast Special Cl A                           22,300(b)            647,592
EchoStar
  Communications Cl A                          15,169(b)            479,644
NTL                                            14,187(b)            943,577
Total                                                             2,609,336

Cellular telecommunications (1.0%)
Nextel Communications Cl A                      7,100(b)            188,079
Vodafone Group ADR                             42,438(c)          1,094,476
Total                                                             1,282,555

Chemicals (2.3%)
Dow Chemical                                   37,384             1,680,037
Eastman Chemical                                7,589               360,250
Lyondell Chemical                              28,952               665,317
RPM Intl                                       14,700               259,161
Total                                                             2,964,765

Computer hardware (1.6%)
Cisco Systems                                  13,955(b)            268,076
Dell                                           18,450(b)            646,857
EMC                                            12,200(b)            157,014
Hewlett-Packard                                56,683             1,057,704
Total                                                             2,129,651

Computer software & services (2.2%)
Affiliated Computer
  Services Cl A                                12,909(b)            704,186
Cadence Design Systems                         28,700(b)            357,028
Intl Business Machines                         11,255             1,010,136
Microsoft                                      22,598               632,518
VERITAS Software                                6,900(b)            150,972
Total                                                             2,854,840

Electronics (0.8%)
Cypress Semiconductor                          24,500(b)            257,985
Intel                                          23,650               526,449
Texas Instruments                              11,141               272,397
Total                                                             1,056,831

Energy (8.7%)
Anadarko Petroleum                             15,719             1,060,247
BP ADR                                         17,064(c)            993,978
ChevronTexaco                                  41,464             2,200,080
ConocoPhillips                                 29,340             2,473,655
Devon Energy                                    6,397               473,186
Exxon Mobil                                    67,896             3,341,841
Newfield Exploration                            9,982(b)            580,952
Royal Dutch Petroleum                           5,242(c)            284,326
Total                                                            11,408,265

Energy equipment & services (1.7%)
Cooper Cameron                                 12,345(b)            596,881
Schlumberger                                    4,131               260,005
Transocean                                     13,077(b)            460,964
Weatherford Intl                               16,071(b)            839,871
Total                                                             2,157,721

Finance companies (3.9%)
Citigroup                                     113,391             5,031,159

Financial services (4.7%)
Calamos Asset
  Management Cl A                               7,900(b)            154,050
Capital One Financial                          11,233               828,546
Countrywide Financial                          40,760             1,301,467
Fannie Mae                                     23,699             1,662,485
Freddie Mac                                    26,400             1,758,240
MBNA                                           15,235               390,473
Total                                                             6,095,261

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                                         Shares              Value(a)

Food (1.4%)
General Mills                                  12,249              $542,018
Hain Celestial Group                           11,400(b)            184,452
HJ Heinz                                       21,630               786,251
Sara Lee                                       14,141               329,202
Total                                                             1,841,923

Furniture & appliances (0.1%)
Leggett & Platt                                 5,188               145,938

Health care products (4.5%)
Baxter Intl                                    11,002               338,422
Biogen Idec                                     8,297(b)            482,554
Bristol-Myers Squibb                           14,106               330,504
GlaxoSmithKline ADR                             6,644(c)            281,706
Guidant                                         2,220               147,896
Johnson & Johnson                               9,675               564,827
Medco Health Solutions                         12,610(b)            427,605
Merck & Co                                     35,174             1,101,297
Novartis ADR                                    8,791(c)            422,056
Pfizer                                         42,453             1,229,013
Schering-Plough                                16,823               304,665
Wyeth                                           6,989               277,114
Total                                                             5,907,659

Health care services (2.2%)
HCA                                            24,537               901,244
Hospira                                         9,843(b)            314,090
Lincare Holdings                               21,263(b)            781,628
McKesson                                        9,144               243,779
Select Medical                                  9,175               157,718
Tenet Healthcare                               44,500(b)            477,040
Total                                                             2,875,499

Household products (1.6%)
Colgate-Palmolive                              31,250             1,394,375
Gillette                                        6,300               261,324
Procter & Gamble                                8,628               441,581
Total                                                             2,097,280

Insurance (6.6%)
ACE                                            31,119(c)          1,184,389
Allstate                                       24,261             1,166,711
American Intl Group                            33,743             2,048,539
Assurant                                        5,089               137,301
Chubb                                          14,717             1,061,537
CIGNA                                           4,179               265,199
Endurance Specialty Holdings                   19,300(c)            639,795
First American                                 10,268               320,259
Hartford Financial
  Services Group                                4,322               252,751
Montpelier Re Holdings                          5,831(c)            217,321
Prudential Financial                           12,200               566,934
Willis Group Holdings                          18,557(c)            667,124
Total                                                             8,527,860

Leisure time & entertainment (1.6%)
Blockbuster Cl A                                1,792                12,186
Blockbuster Cl B                                1,792(b)             11,612
Mattel                                         35,096               614,531
Multimedia Games                               10,600(b)            139,920
Viacom Cl B                                    36,708             1,339,475
Total                                                             2,117,724

Machinery (0.7%)
AGCO                                            6,440(b)            125,065
Caterpillar                                     3,809               306,777
Illinois Tool Works                             2,525               233,007
Ingersoll-Rand Cl A                             2,905(c)            198,818
Total                                                               863,667

Media (4.7%)
Cendant                                        48,500               998,615
EW Scripps Cl A                                 6,800               324,496
IAC/InterActiveCorp                             9,982(b)            215,811
Liberty Media Cl A                            116,848(b)          1,042,284
Liberty Media Intl Cl A                         8,600(b)            310,030
Reader's Digest Assn                            8,175               115,104
Time Warner                                    36,300(b)            604,032
Tribune                                        14,099               609,077
Walt Disney                                    74,820             1,886,960
Total                                                             6,106,409

Metals (0.5%)
Alcan                                           7,657(c)            354,672
Alcoa                                           9,904               321,880
Total                                                               676,552

Multi-industry (1.6%)
General Electric                               25,473               869,139
ITT Inds                                        2,125               172,423
Tyco Intl                                      32,716(c)          1,019,103
Total                                                             2,060,665

Paper & packaging (1.8%)
Avery Dennison                                  4,874               296,534
Bowater                                        12,224               450,332
Intl Paper                                     18,164               699,496
Temple-Inland                                   9,199               543,845
Weyerhaeuser                                    6,011               376,529
Total                                                             2,366,736

Real estate investment trust (0.7%)
Apartment Investment
  & Management Cl A                             7,696               282,366
Equity Office Properties Trust                 24,233               681,432
Total                                                               963,798

Restaurants (0.4%)
Domino's Pizza                                 16,900(b)            277,160
Krispy Kreme Doughnuts                         10,100(b)            107,060
McDonald's                                      5,284               154,029
Total                                                               538,249

Retail -- drugstores (0.2%)
CVS                                             5,800               252,068

Retail -- general (2.1%)
Dollar General                                    600                11,550
Dollar Tree Stores                              4,895(b)            141,466
Family Dollar Stores                            3,850               113,768
Home Depot                                     15,426               633,700
Sonic Automotive                               17,462               353,256
Target                                         16,076               804,121
Wal-Mart Stores                                11,900               641,648
Total                                                             2,699,509

Retail -- grocery (0.2%)
Kroger                                         15,000(b)           $226,650

Telecom equipment & services (1.3%)
Lucent Technologies                            39,600(b)            140,580
Motorola                                       26,334               454,525
Nokia ADR                                      67,700(c)          1,043,934
Total                                                             1,639,039

Utilities -- electric (3.5%)
Dominion Resources                             15,461               994,452
Entergy                                        12,259               801,248
Exelon                                         25,262             1,000,881
FPL Group                                       4,566               314,597
PPL                                             7,796               405,392
Southern Co                                    24,800               783,432
Xcel Energy                                    12,000               205,200
Total                                                             4,505,202

Utilities -- natural gas (0.3%)
ONEOK                                          15,749               422,388

Utilities -- telephone (4.0%)
BellSouth                                      22,784               607,649
Citizens Communications                         9,400               125,960
KT ADR                                         30,696(c)            566,648
SBC Communications                             58,773             1,484,606
Sprint                                         12,600               263,970
Verizon Communications                         55,609             2,174,312
Total                                                             5,223,145

Total common stocks
(Cost: $114,289,035)                                           $119,605,924

Short-term securities (7.9%)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (7.4%)
Federal Natl Mtge Assn Disc Nts
  11-08-04                1.71%              $700,000              $699,668
  11-19-04                1.77              2,700,000             2,697,212
  12-07-04                1.84              2,200,000             2,195,615
  12-14-04                1.83              3,000,000             2,992,986
  12-15-04                1.77              1,100,000             1,097,460
Total                                                             9,682,941

Commercial paper (0.5%)
Ranger Funding Company LLC
   12-09-04               1.92                600,000               598,688

Total short-term securities
(Cost: $10,281,852)                                             $10,281,629

Total investments in securities
(Cost: $124,570,887)(d)                                        $129,887,553

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 7.4% of net assets.

(d) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $124,571,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 7,612,000
     Unrealized depreciation                                     (2,295,000)
                                                                 ----------
     Net unrealized appreciation                                $ 5,317,000
                                                                -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP LARGE CAP VALUE FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6246-80 A (12/04)

                                  PORTFOLIO HOLDINGS

                                          FOR

                       AXP(R) QUANTITATIVE LARGE CAP EQUITY FUND

                                   AT OCT. 31, 2004

Investments in Securities

AXP Quantitative Large Cap Equity Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.5%)
Boeing                                          3,750              $187,125
General Dynamics                                1,018               103,958
Goodrich                                          831                25,620
Honeywell Intl                                  2,242                75,511
Rockwell Collins                                1,517                53,808
United Technologies                             1,842               170,974
Total                                                               616,996

Automotive & related (2.0%)
Delphi                                          9,270                77,961
Ford Motor                                     11,413               148,711
General Motors                                  9,973               384,460
Genuine Parts                                   2,605               103,913
Johnson Controls                                1,861               106,728
Total                                                               821,773

Banks and savings & loans (4.6%)
Bank of America                                18,960               849,218
Comerica                                        2,063               126,895
First Horizon Natl                                649                28,089
Natl City                                       9,926               386,816
Washington Mutual                              12,374               478,998
Total                                                             1,870,016

Beverages & tobacco (8.3%)
Altria Group                                   47,788(d)          2,315,807
Coca-Cola                                      15,787               641,899
Coca-Cola Enterprises                           5,244               109,652
Pepsi Bottling Group                            2,231                62,557
Reynolds American                               3,298               227,100
UST                                               993                40,872
Total                                                             3,397,887

Broker dealers (3.1%)
Bear Stearns Companies                          1,303               123,459
Charles Schwab                                  6,871                62,870
JPMorgan Chase & Co                            25,484               983,683
Lehman Brothers Holdings                        1,128                92,665
Total                                                             1,262,677

Building materials & construction (0.2%)
American Standard Companies                     1,861(b)             68,057

Cellular telecommunications (0.7%)
Nextel Communications Cl A                     11,091(b)            293,801

Chemicals (0.1%)
Eastman Chemical                                  953                45,239

Computer hardware (2.8%)
Apple Computer                                  1,791(b)             94,081
Cisco Systems                                  50,251(b)            965,321
Lexmark Intl Cl A                                 932(b)             77,459
Total                                                             1,136,861

Computer software & services (3.4%)
Autodesk                                        2,023               106,713
Automatic Data Processing                       2,125                92,204
Electronic Data Systems                         5,286               112,433
First Data                                      4,061               167,638
NCR                                             1,614(b)             90,949
Oracle                                         49,304(b)            624,189
Symantec                                        3,393(b)            193,197
Total                                                             1,387,323

Electronics (2.9%)
Agilent Technologies                            3,316(b)             83,099
Broadcom Cl A                                   1,589(b)             42,982
Intel                                          43,347               964,904
Natl Semiconductor                              4,068(b)             67,936
Sanmina-SCI                                     4,941(b)             39,528
Total                                                             1,198,449

Energy (11.8%)
Amerada Hess                                    2,483               200,403
Anadarko Petroleum                              6,035               407,061
Ashland                                           937                53,990
Burlington Resources                            5,078               210,737
ChevronTexaco                                   9,123               484,066
ConocoPhillips                                 10,473               882,978
Devon Energy                                    3,406               251,942
Exxon Mobil                                    32,596(d)          1,604,374
Marathon Oil                                    1,837                70,008
Occidental Petroleum                            6,896               385,004
Sunoco                                          1,399               104,030
Valero Energy                                   4,348               186,834
Total                                                             4,841,427

Energy equipment & services (0.4%)
Baker Hughes                                    2,367               101,379
BJ Services                                     1,099                56,049
Total                                                               157,428

Finance companies (0.3%)
MGIC Investment                                 1,989               127,913

Financial services (3.9%)
Countrywide Financial                          13,061               417,038
Fannie Mae                                     16,632             1,166,735
Total                                                             1,583,773

Furniture & appliances (0.4%)
Black & Decker                                    556                44,636
Stanley Works                                   1,664                74,081
Whirlpool                                         660                38,775
Total                                                               157,492

Health care products (10.0%)
Becton, Dickinson & Co                          5,534               290,535
Biogen Idec                                     4,121(b)            239,677
Biomet                                          1,177                54,942
CR Bard                                         1,051                59,697
Forest Laboratories                             2,050(b)             91,430
Johnson & Johnson                              34,818             2,032,674
Medtronic                                       3,639               185,989
Merck & Co                                     20,607               645,205
Schering-Plough                                 5,541               100,348
Zimmer Holdings                                 5,469(b)            424,340
Total                                                             4,124,837

Health care services (1.3%)
Anthem                                            969(b)             77,908
Cardinal Health                                 3,124               146,047

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
     OCT. 31, 2004

Issuer                                         Shares              Value(a)

Health care services (cont.)
Humana                                          1,438(b)            $27,538
Tenet Healthcare                                6,272(b)             67,236
WellPoint Health Networks                       2,037(b)            198,933
Total                                                               517,662

Home building (0.7%)
Centex                                          2,054               106,685
KB HOME                                         1,035                85,129
Pulte Homes                                     1,808                99,223
Total                                                               291,037

Household products (1.4%)
Avon Products                                   4,439               175,562
Gillette                                        9,556               396,383
Total                                                               571,945

Industrial transportation (0.2%)
Norfolk Southern                                2,955               100,322

Insurance (3.3%)
Allstate                                        4,943               237,709
Ambac Financial Group                             856                66,819
Aon                                             4,949               101,009
CIGNA                                           4,499               285,507
Hartford Financial Services Group                 820                47,954
Jefferson-Pilot                                   990                47,807
Lincoln Natl                                      652                28,558
Loews                                           3,356               201,024
MBIA                                              918                53,115
Principal Financial Group                       1,587                59,925
Torchmark                                       2,377               128,406
UnumProvident                                   6,129                83,722
Total                                                             1,341,555

Investment companies (2.9%)
iShares MSCI EAFE Index Fund                    8,000             1,172,240

Leisure time & entertainment (1.3%)
Brunswick                                       1,032                48,421
Eastman Kodak                                   7,354               222,679
Harley-Davidson                                 4,362               251,121
Total                                                               522,221

Lodging & gaming (0.4%)
Intl Game Technology                            4,988               164,804

Machinery (0.3%)
Deere & Co                                        209                12,494
Ingersoll-Rand Cl A                               744(c)             50,919
Parker Hannifin                                   814                57,493
Total                                                               120,906

Media (2.0%)
eBay                                            6,190(b)            604,206
Yahoo!                                          5,864(b)            212,218
Total                                                               816,424

Metals (0.3%)
Phelps Dodge                                      764                66,880
United States Steel                             1,322                48,544
Total                                                               115,424

Multi-industry (4.1%)
3M                                              4,013               311,288
Monsanto                                        4,202               179,636
Textron                                           569                38,777
Tyco Intl                                      36,987(c)          1,152,145
Total                                                             1,681,846

Paper & packaging (0.4%)
Georgia-Pacific                                 3,144               108,751
Louisiana-Pacific                               1,691                41,446
Total                                                               150,197

Precious metals (0.6%)
Freeport-McMoRan
  Copper & Gold Cl B                            1,774                64,254
Newmont Mining                                  3,678               174,779
Total                                                               239,033

Restaurants (0.5%)
Starbucks                                       3,804(b)            201,156

Retail -- drugstores (0.3%)
CVS                                             2,683               116,603

Retail -- general (7.6%)
Best Buy                                        1,077                63,780
Gap                                             3,605                72,028
Home Depot                                     22,035               905,198
JC Penney                                       4,626               160,013
May Dept Stores                                 3,533                92,070
Nordstrom                                       1,195                51,600
Sears, Roebuck & Co                             6,347               222,145
Toys "R" Us                                     2,214(b)             39,874
Wal-Mart Stores                                27,346             1,474,497
Total                                                             3,081,205

Retail -- grocery (1.0%)
Albertson's                                     5,606               127,873
Kroger                                          9,176(b)            138,649
Safeway                                         8,246(b)            150,407
Total                                                               416,929

Telecom equipment & services (5.3%)
Avaya                                           2,180(b)             31,392
Motorola                                       30,645               528,933
QUALCOMM                                       37,938             1,586,187
Total                                                             2,146,512

Textiles & apparel (0.6%)
Liz Claiborne                                   1,051                42,965
Nike Cl B                                       1,777               144,487
VF                                              1,149                61,851
Total                                                               249,303

Utilities -- electric (2.1%)
American Electric Power                         1,062                34,972
CenterPoint Energy                              5,004                52,592
DTE Energy                                      1,380                58,940
Edison Intl                                     6,574               200,506
PG&E                                            6,078(b)            194,739
Public Service Enterprise Group                 1,918                81,688
TECO Energy                                     2,771                38,794
TXU                                             2,966               181,579
Total                                                               843,810

Utilities -- telephone (5.6%)
AT&T                                            9,269               158,593
BellSouth                                      29,044               774,603
SBC Communications                             35,361               893,219
Sprint                                         12,983               271,994
Verizon Communications                          4,458               174,308
Total                                                             2,272,717

Total common stocks
(Cost: $38,816,800)                                             $40,225,800

Short-term security (1.2%)
Issuer                 Effective              Principal            Value(a)
                         yield                 amount

Commercial paper
CRC Funding LLC
  11-01-04                1.86%              $500,000              $499,923

Total short-term security
(Cost: $499,948)                                                   $499,923

Total investments in securities
(Cost: $39,316,748)(e)                                          $40,725,723

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
     OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2004, the value of foreign securities represented 2.9% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

     Type of security                                              Contract
     Purchase contract
     S&P 500 Index, Dec. 2004                                             1

(e) At Oct. 31, 2004, the cost of securities for federal income tax purposes was approximately $39,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $ 2,530,000
     Unrealized depreciation                                     (1,121,000)
                                                                 ----------
     Net unrealized appreciation                                $ 1,409,000

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3 -- AXP QUANTITATIVE LARGE CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT
     OCT. 31, 2004

                                                             S-6263-80 A (12/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GROWTH SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 28, 2004